Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Boca International Limited
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net liabilities acquired (including cash of $1 and other loan of $332)	$(337)
Amortizable intangible assets
Backlog contract	372
Proprietary technology	26,179
Goodwill	36,504
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration (paid in fiscal 2015 in the form of refundable deposit)	$52,000
– share-based consideration	4,080
Total	$56,080

Century Skyway Limited
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net liabilities acquired (including cash of $1 and accrued liabilities of $68)	$(67)
Amortizable intangible assets
Technologies	19,682
Goodwill	20,230
Deferred tax liabilities	(4,920)
Total	$34,925

Total purchase price comprised of:
– cash consideration (paid in fiscal 2016 in the form of refundable deposit)	$32,600
– share-based consideration	2,325
Total	$34,925

Giant Credit Limited ("GCL")
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net assets acquired (including cash of $943, loan receivables of $670, interest receivables of $6, property, plant and equipment of $508 and income tax payable of $14)	$2,113
Goodwill	248
Deferred tax liabilities	(7)
Total	$2,354

Total purchase price comprised of:
— share-based consideration	$2,354
Total	$2,354

Paris Sky Limited
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net assets acquired
Property, plant and equipment*	$52,994
Allowance on guarantee	(817)
Other assets acquired (including cash of $1,957, other assets of $50, other payables of $170 and income tax payable of $4)	1,833
Deferred tax assets	116
Deferred tax liabilities	(5,998)
Total	$48,128

Total purchase price comprised of:
— share-based consideration	$4,784
— 49% interest in Boca	23,699
— 49% interest in CSL	16,170
— promissory note	3,475
Total	$48,128
*

Property, plant and equipment acquired included leasehold land and buildings with a value of $52.99 million at the date of acquisition which are pledged against the banking facilities of HK$215.32 million ($27.61 million) of a company beneficially owned by Luk Lai Ching Kimmy (see (c) above). The property pledge (allowance on guarantee) was valued on the basis of estimation of the probability that the borrower would be unable to either repay the loan or fulfil the loan contract terms (the default risk) and the amount that would be recovered at events of default (the recovery rate).

Vision Lane Limited
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net assets acquired (including cash of $1,122, loan receivables of $7,495, interest receivables of $151, property, plant and equipment of $1,095, other receivables of $20, accounts payable of $30, other payables of $607 and income tax payable of $81)	$9,165
Goodwill	3,658
Deferred tax liabilities	(124)
Total	$12,699

Total purchase price comprised of:
– cash consideration ($6,410 paid in fiscal 2018 in the form of refundable deposit)	$7,457
– share-based consideration	5,242
Total	$12,699

GFS
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net assets acquired (including cash of $981, other receivables and prepayments of $707, property, plant and equipment of $7, accrued liabilities of $29, other payables-related party of $662 and income tax payable of $387)	$617

Intangible assets (including trademarks of $1,550 and backlog contracts of $2,786)	4,336
Goodwill	60,103
Deferred tax liabilities	(715)
Total	$64,341

Total purchase price comprised of:
– cash consideration (paid in fiscal 2019 in the form of deposit)	$21,795
– consideration in the form of a promissory note (note)	28,473
– share-based consideration	14,073
Total	$64,341

Note:

The promissory note was issued to Mr. Or on January 31, 2020. The face value (principal) amount of $28.47 million is repayable by January 31, 2025, and bearing fixed interest at a rate of eight percent (8%) per annum. The Company has repaid the promissory note by several payments during 2020 and 2021, and it was fully settled by March 30, 2021.

Apiguru
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net assets acquired (including cash of $28, account payable of $1, other payables of $7)	$20
Intangible assets - non-competition agreement	39
Goodwill	539
Deferred tax liabilities	(10)
Total	$588

Total purchase price comprised of:
– share-based consideration	$588
Total	$588

Riches Holdings Limited
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Net assets acquired (including cash of $743, account receivables of $348, other receivables and prepayments of $158, other receivables-related parties of $528, income tax recoverable of $19, intangible assets of $25, account payables of $1,316, accrued liabilities of $238 and income tax payable of $7)	$260

Intangible assets (including customers relationship $1,410)	1,410
Goodwill	11,963
Deferred tax liabilities	(233)
Total	$13,400

Total purchase price comprised of:
– consideration in the form of a promissory note (note)	13,400
Total	$13,400

Note:

The promissory note was issued to LIANTENG LIMITED on May 9, 2024. The face value (principal) amount of $13.4million is repayable by May 9, 2029. LIANTENG LIMITED. The Company received two sets of notices of conversion issued by LIANTENG LIMITED dated 9 and 10 December 2024 respectively (together the “Notices”) in accordance with the promissory note electing to fully convert the principal under the promissory note into the number of ordinary shares of US$0.004 each as stated in the Notices.